LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in troubled debt restructuring
Beginning balance	$ 2,400	$ 4,642
Principal payments	(519)	(2)
Charge-offs	(772)
Advances	47
New restructured	6,797	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Transfer from accruing	2,400
Ending balance	6,797	2,400
ACCRUING
Changes in troubled debt restructuring
Beginning balance	2,503	4,642
Principal payments	(87)	(2)
New restructured	5,776	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Ending balance	5,792	2,503
NONACCRUAL
Changes in troubled debt restructuring
Principal payments	(432)
Charge-offs	(772)
Advances	47
New restructured	1,021
Transfer from accruing	2,400
Ending balance	2,264
Commercial real estate
Changes in troubled debt restructuring
Beginning balance	2,400	4,537
Principal payments	(516)
Charge-offs	(772)
Advances	47
New restructured	4,614	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Transfer from accruing	2,400
Ending balance	4,614	2,400
Commercial real estate | ACCRUING
Changes in troubled debt restructuring
Beginning balance	2,400	4,537
Principal payments	(84)
New restructured	3,695	2,400
Transferred out of TDR		(582)
Transfers to nonaccrual	(2,400)	(3,955)
Ending balance	3,611	2,400
Commercial real estate | NONACCRUAL
Changes in troubled debt restructuring
Principal payments	(432)
Charge-offs	(772)
Advances	47
New restructured	919
Transfer from accruing	2,400
Ending balance	2,162
Commercial, financial, and agricultural
Changes in troubled debt restructuring
New restructured	1,221
Ending balance	1,221
Commercial, financial, and agricultural | ACCRUING
Changes in troubled debt restructuring
New restructured	1,221
Ending balance	1,221
Commercial construction
Changes in troubled debt restructuring
Principal payments	(2)
New restructured	860
Ending balance	860
Commercial construction | ACCRUING
Changes in troubled debt restructuring
Principal payments	(2)
New restructured	860
Ending balance	858
One to four family residential real estate
Changes in troubled debt restructuring
Beginning balance		105
Principal payments	(1)	(2)
New restructured	102
Ending balance	102
One to four family residential real estate | ACCRUING
Changes in troubled debt restructuring
Beginning balance	103	105
Principal payments	(1)	(2)
Ending balance	102	103
One to four family residential real estate | NONACCRUAL
Changes in troubled debt restructuring
New restructured	102
Ending balance	$ 102